UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03851

Nicholas II, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 09/30/2005

Date of reporting period: 03/31/2005

Item 1. Report to Stockholders.

May 2005

Report to Fellow Shareholders:

The stock market started the year as it ended 2004 with an upward bias; however, toward the later part of the quarter investors began to be concerned with inflation, rising interest rates from the Fed and high oil prices. For the quarter, stocks ended lower, especially smaller capitalization stocks and those with economic sensitivity (cyclicals). During the quarter the Fund's Class I declined 2.96% compared to a fall of 1.67% for the Russell Midcap Growth Index and a 2.15% decrease in the S&P 500.

Returns for Nicholas II, Inc. Class I and selected indices are provided in the chart below for the periods ended March 31, 2005.

		Average Annual Total Return
	6 Month	1 Year	3 Year	5 Year	10 Year	15 Year
Nicholas II, Inc. – Class I	6.03%	4.08%	5.73%	2.07%	8.87%	9.76%
Russell Midcap Growth Index	12.04%	8.31%	6.19%	(7.30)%	9.91%	11.14%
Morningstar Mid-Cap Growth Category	9.60%	5.20%	3.31%	(6.78)%	9.29%	10.17%
Standard & Poor’s 500 Index	6.88%	6.69%	2.74%	(3.16)%	10.79%	10.99%
Ending value of $10,000 invested in Nicholas II, Inc. – Class I (Distributions Reinvested)	$10,603	$10,408	$11,819	$11,078	$23,398	$40,442

Past performance is no guarantee of future results. Assumes reinvestment of all dividends and distributions. Investment returns and principal value will fluctuate, so that you may have a gain or a loss when you sell your shares. Performance data current to the most recent month-end, which may be higher or lower than that cited, is available at www.nicholasfunds.com/returns.html.

Class N of the Fund commenced operations on March 1, 2005; therefore, there is no annualized return information available for this Class. The annual returns shown for Class I would be substantially similar to Class N because both classes of shares are invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses. Specifically, the performance shown for Class I does not reflect the 0.25% 12b-1 fee or 0.10% shareholder servicing fee that is charged to Class N.

Performance of the Fund for the one-year period was driven by strong performance from energy and material stocks, while technology was a drag on performance. However, our underweight in this area helped our relative performance. Strong moves in commodity stocks such as steel and chemicals as well as home builders, hurt our relative performance due to our underweighting in these areas. The industrial sector was also a good performer as the economy continued to expand. During the year we took profits in the energy and material sectors and relocated to less economically cyclical areas such as healthcare and the depressed areas of technology. Currently the portfolios largest areas of concentration are in consumer discretionary, health care and information technology, all over 20%.

Current market conditions reflect concerns of slower economic growth caused by rising interest rates and oil prices exerting pressure on the consumer. Corporate strength, however, remains good and has allowed companies to increase dividends and buy back stock. Valuations also have come down allowing selective purchases at better prices. All in all, we believe stock selection will be the key going forward and owning solid well managed companies with growth opportunities will be the place to be invested.

Thank you for your continued interest in our Fund.

Sincerely,

David O. Nicholas

Portfolio Manager

-----------------------------------------------------------------------------------------------------------------------

Financial Highlights Class I
For a share outstanding throughout each period
-----------------------------------------------------------------------------------------------------------------------

                                           Six Months                 Year ended September 30,
                                        ended 03/31/2005 --------------------------------------------------------
                                           (unaudited)       2004       2003       2002       2001       2000
                                           -----------      ------     ------     ------     ------     ------

NET ASSET VALUE, BEGINNING OF PERIOD ....    $21.88         $18.97     $15.34     $17.54     $36.58     $31.83

  INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net investment income (loss)...........        --           (.01)      (.01)      (.02)      (.01)       .01
  Net gain (loss) on securities
   (realized and unrealized).............      1.33           2.92       3.64      (1.60)     (5.91)      5.22
                                             ------         ------     ------     ------     ------     ------
     Total from investment operations....      1.33           2.91       3.63      (1.62)     (5.92)      5.23
                                             ------         ------     ------     ------     ------     ------
  LESS DISTRIBUTIONS
  From net investment income.............        --             --         --         --         --       (.01)
  From net capital gain..................      (.91)          (.00)(1)     --       (.58)    (13.12)      (.47)
                                             ------         ------     ------     ------     ------     ------
     Total distributions.................      (.91)          (.00)(1)     --       (.58)    (13.12)      (.48)
                                             ------         ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD...........    $22.30         $21.88     $18.97     $15.34     $17.54     $36.58
                                             ------         ------     ------     ------     ------     ------
                                             ------         ------     ------     ------     ------     ------

TOTAL RETURN.............................     6.03%(2)     15.35%     23.66%     (9.99)%   (20.89)%    16.49%

SUPPLEMENTAL DATA:
Net assets, end of period (millions).....    $532.4         $515.5     $472.5     $408.5     $512.0     $775.4
Ratio of expenses to average net assets..      .70%(3)        .63%       .65%       .65%       .62%       .62%
Ratio of net investment income (loss)
  to average net assets..................    (.01)%(3)      (.04)%     (.06)%     (.12)%     (.03)%       .02%
Portfolio turnover rate..................    22.12%(3)      15.35%     26.10%     47.37%     49.92%     65.46%

(1) The amount rounds to $0.00, actual amount is $0.00154.
(2) Not annualized.
(3) Annualized.

               The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N
For a share outstanding throughout each period
-----------------------------------------------------------------------------------------------------------------------
                                        Period from
                                       02/28/2005 (1)
                                       to 03/31/2005
                                        (unaudited)
                                     -----------------

NET ASSET VALUE,
 BEGINNING OF PERIOD ........              $22.59
  INCOME FROM
  INVESTMENT OPERATIONS
   Net investment income .......               --
   Net loss on
    securities (realized and
    unrealized) .............                (.30)
                                           ------
      Total from investment
       operations ...........                (.30)
                                           ------
   LESS DISTRIBUTIONS
   From net investment
    income ..................                  --
   From net capital gain ....                  --
                                           ------
      Total distributions ...                  --
                                           ------
NET ASSET VALUE, END
 OF PERIOD ..................              $22.29
                                           ------
                                           ------

TOTAL RETURN ................             (1.33)%(2)

SUPPLEMENTAL DATA:
Net assets, end of
 period (thousands) .........               $45.9
Ratio of expenses to
 average net assets .........               1.19%(3)
Ratio of net investment
 loss to average
 net assets .................                 N/A(4)
Portfolio turnover rate .....              22.12%(3)

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) The ratio of net investment income to average net assets is not shown due to the short period of existence.

               The accompanying notes to financial statements are an integral part of these highlights.
-----------------------------------------------------------------------------------------------------------------------
Top Ten Portfolio Holdings
March 31, 2005 (unaudited)
-------------------------------------------------------------------------------

                                                                  Percentage
        Name                                                    of Net Assets
        ----                                                    -------------
        Fiserv, Inc. ..............................................     2.29%
        Marshall & Ilsley Corporation .............................     1.96%
        International Speedway Corporation - Class A ..............     1.96%
        O'Reilly Automotive, Inc. .................................     1.95%
        Willis Group Holdings Limited .............................     1.92%
        Renal Care Group, Inc. ....................................     1.91%
        ARAMARK Corporation .......................................     1.73%
        Kohl's Corporation ........................................     1.72%
        Bemis Company, Inc. .......................................     1.64%
        IMS Health Incorporated ...................................     1.60%
                                                                       ------
        Total of top ten ..........................................    18.68%
                                                                       ------
                                                                       ------

-------------------------------------------------------------------------------
Sector Diversification (As a Percentage of Portfolio)
March 31, 2005 (unaudited)
-------------------------------------------------------------------------------

        BAR CHART PLOT POINTS
        Consumer Discretionary ....................................    23.31%
        Information Technology ....................................    22.20%
        Health Care ...............................................    20.77%
        Financials ................................................    14.06%
        Industrials ...............................................     6.89%
        Energy ....................................................     4.56%
        Short-Term Investments ....................................     4.14%
        Consumer Staples ..........................................     2.43%
        Materials .................................................     1.64%

-------------------------------------------------------------------------------
Fund Expenses
For the six month period ended March 31, 2005 (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below for each share class of the Fund provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class I

                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period*
                       09/30/04         03/31/05       09/30/04 - 03/31/05
        ------------------------------------------------------------------
        Actual       $1,000.00         $1,060.30               $3.60
        Hypothetical  1,000.00          1,043.00                3.57
         (5% return before expenses)

        * Expenses are equal to the Class I six-month annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 182 days then divided by 365 to reflect the one-half year period.

Class N

                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period**
                       02/28/05         03/31/05       02/28/05 - 03/31/05
        ------------------------------------------------------------------
        Actual       $1,000.00         $  986.70               $1.00
        Hypothetical  1,000.00          1,038.10                1.03
         (5% return before expenses)

        ** Expenses are equal to the Class N one-month annualized expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 31 days then divided by 365 to reflect the one-month period.

Schedule of Investments
March 31, 2005 (unaudited)
-------------------------------------------------------------------------------
 Shares or
 Principal
  Amount                                                         Value
----------                                                   ------------
COMMON STOCKS - 96.10%
              Consumer Discretionary -
               Auto & Components -- 1.91%
    100,000   Gentex Corporation                             $  3,190,000
    120,600   Harley-Davidson, Inc.                             6,965,856
                                                             ------------
                                                               10,155,856
                                                             ------------
              Consumer Discretionary -
               Hotels, Restaurants & Leisure -- 5.62%
    162,500   Applebee's International, Inc.                    4,478,500
    130,000   International Game Technology                     3,465,800
    191,926   International Speedway
               Corporation - Class A                           10,411,986
     90,000   Panera Bread Company *                            5,087,700
     35,000   Starbucks Corporation *                           1,808,100
    120,000   Wendy's International, Inc.                       4,684,800
                                                             ------------
                                                               29,936,886
                                                             ------------
              Consumer Discretionary -
               Media -- 6.16%
    200,265   Clear Channel Communications, Inc.                6,903,135
    275,407   DIRECTV Group, Inc. (The) *                       3,971,369
    175,000   EchoStar Communications
               Corporation *                                    5,118,750
    150,000   Lamar Advertising Company *                       6,043,500
    603,918   Liberty Media
               Corporation - Class A *                          6,262,630
     36,374   Liberty Media
               International, Inc. - Class A *                  1,590,999
    105,000   Univision Communications Inc. *                   2,907,450
                                                             ------------
                                                               32,797,833
                                                             ------------
              Consumer Discretionary -
               Retail -- 9.68%
    170,000   Family Dollar Stores, Inc.                        5,161,200
    250,000   IAC/InterActiveCorp *                             5,567,500
    120,000   J.C. Penney Company, Inc.                         6,230,400
    177,100   Kohl's Corporation *                              9,143,673
    210,000   O'Reilly Automotive, Inc. *                      10,401,300
     80,000   PETCO Animal Supplies, Inc. *                     2,944,800
    140,000   PETsMART, Inc.                                    4,025,000
    110,000   Target Corporation                                5,502,200
     70,000   Williams-Sonoma, Inc. *                           2,572,500
                                                             ------------
                                                               51,548,573
                                                             ------------
             Consumer Staples -
              Food, Beverage & Tobacco -- 1.26%
   215,000   Hormel Foods Corporation                           6,688,650
                                                             ------------
             Consumer Staples -
              Food & Staple Retail -- 1.18%
   119,148   CVS Corporation                                    6,269,568
                                                             ------------
             Energy -- 4.57%
    52,950   Apache Corporation                                 3,242,128
    80,000   BJ Services Company                                4,150,400
   110,000   GlobalSantaFe Corporation                          4,074,400
   138,978   Kinder Morgan Management, LLC *                    5,641,116
    63,000   Nabors Industries, Ltd. *                          3,725,820
   106,666   XTO Energy, Inc.                                   3,502,911
                                                             ------------
                                                               24,336,775
                                                             ------------
             Financials - Banks -- 5.12%
   190,000   Commerce Bancorp, Inc.                             6,169,300
    90,545   Fifth Third Bancorp                                3,891,624
   110,000   MGIC Investment Corporation                        6,783,700
   250,000   Marshall & Ilsley Corporation                     10,437,500
                                                             ------------
                                                               27,282,124
                                                             ------------
             Financials - Diversified -- 3.72%
    67,500   Affiliated Managers Group, Inc. *                  4,187,025
   340,000   Eaton Vance Corp.                                  7,969,600
    77,500   Legg Mason, Inc.                                   6,055,850
    20,000   Moody's Corporation                                1,617,200
                                                             ------------
                                                               19,829,675
                                                             ------------
             Financials - Insurance -- 5.25%
    65,000   Arthur J. Gallagher & Co.                          1,872,000
    95,000   Brown & Brown, Inc.                                4,378,550
   188,800   Nationwide Financial Services, Inc.                6,777,920
    30,000   PartnerRe Ltd.                                     1,938,000
    70,000   Protective Life Corporation                        2,751,000
   277,000   Willis Group Holdings Limited                     10,212,990
                                                             ------------
                                                               27,930,460
                                                             ------------
             Health Care - Equipment -- 7.08%
   120,000   Biomet, Inc.                                       4,356,000
   200,000   Boston Scientific Corporation *                    5,858,000
    85,000   DENTSPLY International Inc.                        4,624,850
   106,960   Fisher Scientific International Inc. *             6,088,163
   105,000   Kinetic Concepts, Inc. *                           6,263,250
   115,000   Respironics, Inc. *                                6,701,050
   105,000   St. Jude Medical, Inc. *                           3,780,000
                                                             ------------
                                                               37,671,313
                                                             ------------
             Health Care - Pharmaceuticals
              & Biotechnology -- 5.74%
    65,000   Allergan, Inc.                                     4,515,550
    30,000   Biogen Idec Inc. *                                 1,035,300
    38,000   Biotech HOLDRS Trust *                             5,350,020
   141,500   Forest Laboratories, Inc. *                        5,228,425
   210,000   Medicis Pharmaceutical
              Corporation - Class A                             6,295,800
    97,826   Shire Pharmaceuticals Group PLC                    3,353,475
   155,000   Teva Pharmaceutical Industries Ltd.                4,805,000
                                                             ------------
                                                               30,583,570
                                                             ------------
             Health Care - Services -- 8.01%
    23,252   Cardinal Health, Inc.                              1,297,462
   162,500   DaVita, Inc. *                                     6,800,625
   260,883   Health Management Associates, Inc.                 6,829,917
   350,000   IMS Health Incorporated                            8,536,500
    27,600   Patterson Companies, Inc. *                        1,378,620
   268,750   Renal Care Group, Inc. *                          10,196,375
   145,000   Universal Health
              Services, Inc. - Class B                          7,598,000
                                                             ------------
                                                               42,637,499
                                                             ------------
            Industrials - Capital Goods -- 1.26%
  121,500   Fastenal Company                                    6,720,165
                                                             ------------
            Industrials - Commercial Services
             & Supplies -- 4.94%
  351,000   ARAMARK Corporation                                 9,224,280
   96,604   ChoicePoint Inc. *                                  3,874,786
  182,500   Cintas Corporation                                  7,539,075
  130,000   Manpower Inc.                                       5,657,600
                                                             ------------
                                                               26,295,741
                                                             ------------
            Industrials - Transportation -- 0.70%
   70,000   Expeditors International
             of Washington, Inc.                                3,748,500
                                                             ------------
            Information Technology -
             Communication Equipment -- 1.42%
  180,000   Harris Corporation                                  5,877,000
  230,000   Tellabs, Inc. *                                     1,679,000
                                                             ------------
                                                                7,556,000
                                                             ------------
            Information Technology -
             Hardware & Equipment -- 8.58%
  210,000   Avaya Inc. *                                        2,452,800
  150,000   CDW Corporation                                     8,502,000
  215,000   Molex Incorporated - Class A                        5,074,000
   91,400   Plantronics, Inc.                                   3,480,512
  165,000   QLogic Corporation *                                6,682,500
   95,000   Tech Data Corporation *                             3,520,700
  155,000   Tektronix, Inc.                                     3,802,150
  392,500   Vishay Intertechnology, Inc. *                      4,878,775
  153,750   Zebra Technologies
             Corporation - Class A *                            7,301,588
                                                             ------------
                                                               45,695,025
                                                             ------------
            Information Technology -
             Semiconductors & Equipment -- 3.07%
  332,000   Intersil Holding
             Corporation - Class A                              5,750,240
   75,000   Maxim Integrated Products, Inc.                     3,065,250
  288,750   Microchip Technology Incorporated                   7,510,387
                                                             ------------
                                                               16,325,877
                                                             ------------
            Information Technology -
             Software & Services -- 9.19%
  145,000   Affiliated Computer Services, Inc. *                7,719,800
   80,000   Ask Jeeves, Inc. *                                  2,246,400
  322,500   BEA Systems, Inc. *                                 2,570,325
   85,300   Check Point Software
             Technologies Ltd. *                                1,854,422
  305,937   Fiserv, Inc. *                                     12,176,293
  233,500   Hewitt Associates, Inc. *                           6,211,100
  230,000   Jabil Circuit, Inc. *                               6,559,600
  220,000   Keane, Inc. *                                       2,866,600
  195,000   SunGard Data Systems Inc. *                         6,727,500
                                                             ------------
                                                               48,932,040
                                                             ------------
            Materials -- 1.64%
  281,400   Bemis Company, Inc.                                 8,757,168
                                                             ------------
              TOTAL COMMON STOCKS
               (cost $346,358,404)                            511,699,298
                                                             ------------
SHORT-TERM INVESTMENTS -- 4.15%
             Commercial Paper - 3.98%
$1,750,000   John Deere Capital Corporation
              04/01/05, 2.63%                                   1,750,000
 1,500,000   Kraft Foods Inc.
              04/06/05, 2.68%                                   1,499,442
 1,000,000   General Electric Capital Corporation
              04/08/05, 2.65%                                     999,485
 2,000,000   Kraft Foods Inc.
              04/12/05, 2.79%                                   1,998,295
 1,000,000   Fiserv, Inc.
              04/13/05, 2.90%                                     999,033
 1,000,000   John Deere Capital Corporation
              04/15/05, 2.74%                                     998,934
 1,750,000   SBC Communications Inc.
              04/18/05, 2.70%                                   1,747,769
 1,500,000   Kraft Foods Inc.
              04/20/05, 2.76%                                   1,497,815
 2,500,000   Prudential Financial, Inc.
              04/22/05, 2.75%                                   2,495,989
 1,000,000   General Electric Capital Corporation
              04/26/05, 2.74%                                     998,097
 1,000,000   Fiserv, Inc.
              05/02/05, 3.00%                                     997,417
 2,250,000   SBC Communications Inc.
              05/04/05, 2.80%                                   2,244,225
 1,000,000   Walt Disney Company (The)
              05/09/05, 2.88%                                     996,960
 2,000,000   Walt Disney Company (The)
              05/09/05, 2.90%                                   1,993,878
                                                             ------------
                                                               21,217,339
                                                             ------------
             Variable Rate Demand Note -- 0.17%
   890,705   U.S. Bank N.A.
              04/01/05, 2.70%                                     890,705
                                                             ------------
              TOTAL SHORT-TERM
                INVESTMENTS
                (cost $22,108,044)                             22,108,044
                                                             ------------
              TOTAL INVESTMENTS
                (cost $368,466,448) -- 100.25%                533,807,342
                                                             ------------
              LIABILITIES, NET OF
               OTHER ASSETS -- (0.25)%                        (1,345,156)
                                                             ------------
                TOTAL NET ASSETS
                 (basis of percentages
                 disclosed above) -- 100%                    $532,462,186
                                                             ------------
                                                             ------------
  * Non-income producing security.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
March 31, 2005 (unaudited)
-------------------------------------------------------------------------------

ASSETS
    Investments in securities at value (cost $368,466,448) ....   $533,807,342
                                                                   -----------
    Receivables -
         Investment securities sold ...........................      2,151,079
         Dividend and interest ................................        275,302
         Capital stock subscription ...........................          3,680
                                                                  ------------
              Total receivables ...............................      2,430,061
                                                                  ------------
    Other .....................................................          9,669
                                                                  ------------
              Total assets ....................................    536,247,072
                                                                  ------------

LIABILITIES
    Payables -
         Investment securities purchased ......................      3,461,024
         Due to adviser -
              Management fee ..................................        242,910
              Accounting and administrative fee ...............         22,805
         Other payables and accrued expense ...................         58,147
                                                                  ------------
              Total liabilities ...............................      3,784,886
                                                                  ------------
              Total net assets ................................   $532,462,186
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF
    Paid in capital ...........................................   $345,835,396
    Net unrealized appreciation on investments ................    165,340,894
    Accumulated undistributed
     net realized gain on investments .........................     21,305,542
    Accumulated net investment loss ...........................        (19,646)
                                                                  ------------
              Total net assets ................................   $532,462,186
                                                                  ------------
                                                                  ------------

Class I:
Net assets ....................................................   $532,416,243
Shares outstanding ............................................     23,870,356
NET ASSET VALUE PER SHARE ($.01 par value,
125,000,000 shares authorized),
 offering price and redemption price ..........................         $22.30
                                                                        ------
                                                                        ------
Class N:
Net assets ....................................................        $45,943
Shares outstanding ............................................          2,061
NET ASSET VALUE PER SHARE ($.01 par value,
75,000,000 shares authorized),
 offering price and redemption price ..........................         $22.29
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended March 31, 2005 (unaudited)
-------------------------------------------------------------------------------

INCOME
    Dividend ..................................................    $ 1,656,292
    Interest ..................................................        197,220
                                                                   -----------
         Total income .........................................      1,853,512
                                                                   -----------

EXPENSES
    Management fee ............................................      1,424,985
    Transfer agent fees .......................................        142,742
    Accounting and administrative fees ........................        111,893
    Postage and mailing .......................................         41,160
    Legal fees ................................................         36,556
    Printing ..................................................         27,116
    Registration fees .........................................         22,222
    Custodian fees ............................................         13,354
    Audit and tax fees ........................................         11,500
    Directors' fees ...........................................         10,000
    Insurance .................................................          9,325
    Accounting system and pricing service fees.................          4,934
    Other operating expenses ..................................         17,371
                                                                   -----------
         Total expenses .......................................      1,873,158
                                                                   -----------
         Net investment loss ..................................        (19,646)
                                                                   -----------

NET REALIZED GAIN ON INVESTMENTS ..............................     21,306,716
                                                                   -----------

CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS ..........      9,777,883
                                                                   -----------
    Net realized and unrealized gain on investments ...........     31,084,599
                                                                   -----------
    Net increase in net assets resulting from operations ......    $31,064,953
                                                                   -----------
                                                                   -----------

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended March 31, 2005 (unaudited) and the year ended
September 30, 2004
-------------------------------------------------------------------------------
                                                  2005                2004
                                             -------------       -------------
INCREASE IN NET ASSETS
 FROM OPERATIONS
    Net investment loss ....................  $    (19,646)       $   (229,313)
    Net realized gain
     on investments ........................    21,306,716          23,481,527
    Change in net unrealized
     appreciation on investments ...........     9,777,883          48,606,700
                                              ------------        ------------
         Net increase in net assets
          resulting from operations ........    31,064,953          71,858,914
                                              ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS
    From net realized gain on investments ..   (21,371,633)            (37,694)
                                              ------------        ------------

CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued - Class I
     (535,647 and 957,859
     shares, respectively) .................    12,111,189          20,638,630
    Reinvestment of distributions - Class I
     (896,311 and 1,694
     shares, respectively) .................    20,319,383              35,767
    Cost of shares redeemed - Class I
     (1,119,328 and 2,304,377
     shares, respectively) .................   (25,255,069)        (49,403,055)
    Proceeds from shares issued - Class N
     (2,061 and 0
     shares, respectively) .................        45,834                 ---
                                              ------------        ------------
          Increase (decrease) in net assets
          derived from capital share
          transactions .....................     7,221,337         (28,728,658)
                                              ------------        ------------
         Total increase in net assets ......    16,914,657          43,092,562
                                              ------------        ------------

NET ASSETS
    Beginning of period ....................   515,547,529         472,454,967
                                              ------------        ------------
    End of period (including accumulated
     net investment loss
     of $(19,646) and $0,
     respectively) .........................  $532,462,186        $515,547,529
                                              ------------        ------------
                                              ------------        ------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
March 31, 2005 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas II, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.  The primary objective of the Fund is long-term growth. Effective March 1, 2005, the
    Fund issued a new class of shares, Class N and renamed the existing class as Class I.  Class N shares are subject to an annual 0.25% 12b-1 fee and an annual 0.10% shareholder servicing fee, as described in such Class'
    prospectus.  The following is a summary of the significant accounting policies of the Fund:

    (a)  Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price.  For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price.
         Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal, institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the
         Board of Directors.  Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.
         Investment transactions are recorded no later than the first business day after the trade date.

    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.  Generally, discounts and premiums on long-term securities purchases, if any, are amortized over the lives of the respective securities using the effective yield method.

         Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related to one class of shares.

    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

    (e)  Distributions from net investment income are generally declared and paid annually.  Distributions of net realized capital gain, if any, are declared and paid at least annually.

         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain (loss) on investments and accumulated undistributed net investment income. At
         March 31, 2005 no reclassifications were recorded.

         The tax character of distributions paid during the six months ended
         March 31, 2005 and the year ended September 30, 2004 were as follows:

                                            03/31/2005        09/30/2004
                                           ------------      ------------
              Distributions paid from:
              Long-term capital gain .....  $21,371,633           $37,694
                                            -----------       -----------
                                            -----------       -----------

         As of March 31, 2005, investment cost for federal tax purposes was
         $368,466,448 and the tax basis components of net assets were as follows:

              Unrealized appreciation ....................... $177,158,074
              Unrealized depreciation .......................  (11,817,180)
                                                              ------------
              Net unrealized appreciation ...................  165,340,894
                                                              ------------
              Undistributed ordinary loss ...................      (19,646)
              Undistributed accumulated net realized
               capital gain .................................   21,305,542
              Paid in capital ...............................  345,835,396
                                                              ------------
              Net assets .................................... $532,462,186
                                                              ------------
                                                              ------------

         There were no differences between the book-basis and tax-basis components of net assets.

         As of March 31, 2005, the Fund has no capital loss carryforward.

         For the period ended March 31, 2005, the Fund realized no post-October losses for tax purposes.

         As of March 31, 2005, the Fund had no tax deferral of wash loss sales.

    (f)  The preparation of financial statements in conformity with U.S.
         generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.

(2) Related Parties--
    (a)  Investment Adviser and Management Agreement --
         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value up to and including $50 million, .60% of the average net asset value over $50 million up to and including $100 million and .50% of the average net asset value in excess of $100 million.  Also, the Adviser may be paid for accounting and administrative services rendered by its personnel.
         The Fund incurred expenses of $111,893 for accounting and
         administrative services during the period ended March 31, 2005.

    (b)  Independent Counsel --
         A director of the Adviser is affiliated with the law firm that provides services to the Fund.  The Fund incurred expenses of $32,628 for the period ended March 31, 2005 for legal services rendered by the law firm.

(3) Investment Transactions --
    For the period ended March 31, 2005, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $57,432,818 and $81,689,892, respectively.

Historical Record
(unaudited)
--------------------------------------------------------------------------------------------------
CLASS I

                                     Net Investment                     Dollar        Growth of
                            Net          Income      Capital Gain      Weighted      an Initial
                        Asset Value   Distributions  Distributions  Price/Earnings     $10,000
                         Per Share      Per Share      Per Share       Ratio **     Investment ***
                        -----------  --------------  -------------  --------------  --------------
October 17, 1983 * .....  $10.00        $  --          $   --             --            $10,000
September 30, 1984 .....   11.66           --              --            12.6 times      11,660
September 30, 1985 .....   14.39         0.0930          0.1860          11.7            14,742
September 30, 1986 .....   16.90         0.1630          0.0610          15.0            17,581
September 30, 1987 .....   21.01         0.4200          0.5130          20.9            23,108
September 30, 1988 .....   18.58         0.3380          1.3030          15.0            22,766
September 30, 1989 .....   21.76         0.3350          0.0800          17.1            27,291
September 30, 1990 .....   17.39         0.3124          0.6686          14.8            22,888
September 30, 1991 .....   23.87         0.3422          0.1434          17.8            32,250
September 30, 1992 .....   24.53         0.2447          0.4042          17.3            34,052
September 30, 1993 .....   26.94         0.2350          0.8000          18.1            38,885
September 30, 1994 .....   26.71         0.2000          1.4700          18.5            41,020
September 30, 1995 .....   30.07         0.2056          1.8944          20.8            50,205
September 30, 1996 .....   33.34         0.1750          2.4979          28.9            60,922
September 30, 1997 .....   40.65         0.0779          3.1621          31.4            82,206
September 30, 1998 .....   34.78         0.0810          5.2282          28.6            80,845
September 30, 1999 .....   31.83         0.1337          4.0049          29.0            82,864
September 30, 2000 .....   36.58         0.0100          0.4701          35.1            96,527
September 30, 2001 .....   17.54           --           13.1200          23.4            76,361
September 30, 2002 .....   15.34           --            0.5766          22.2            68,730
September 30, 2003 .....   18.97           --              --            22.9            84,994
September 30, 2004 .....   21.88           --            0.0015          22.9            98,040
March 31, 2005 .........   22.30           --            0.9146(a)       23.5          $103,952

  * Date of Initial Public Offering.
 ** Based on latest 12 months accomplished earnings.
*** Assuming reinvestment of all distributions.

(a) Paid $0.9146 on December 27, 2004 to shareholders of record on December 23, 2004.

      Range in quarter end price/earnings ratios
          High                          Low
------------------------      ------------------------
September 30, 2000  35.1      September 30, 1985  11.7

Approval of Investment Advisory Contract
(unaudited)
-------------------------------------------------------------------------------
       In October 2004, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the
Adviser through October 2005.  In connection with renewal of the Investment
Advisory Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by the Adviser or adopted by the Board.  For the fiscal year ended September 30, 2004, the management fee was 0.53% and the Fund's total expense ratio (including the management fee) was 0.63%.  In renewing the Investment Advisory Agreement, the
Board carefully considered the following factors on an absolute basis and relative to the Fund's peer group:  (i) the Fund's expense ratio, which was the lowest compared to the overall peer group; (ii) the Fund's performance on a short-term and long-term basis; (iii) the Fund's management fee; (iv) the overall performance of the market as measured by a number of different indices;
and (v) the range and quality of the services offered by the Adviser.  The peer group fund data included primarily mid-cap growth funds representing a combination of investment styles (mainly blend and growth) generally similar in asset size.  In reviewing the Fund's performance relative to peer group data, the Board noted that the Fund's investment style was growth at a reasonable price, and therefore, the Board focused in particular on funds with core/blend and growth investment styles.  The Board noted that they were pleased with the performance of the Fund, and in particular noted that performance on both an absolute and relative basis had shown improvement as the Fund outperformed the
Russell Midcap Growth Index and the Morningstar Mid-Cap Growth Category, both
Fund benchmarks, for the one-year period ended September 30, 2004.  In terms of the peer group data used for performance comparisons, the Fund was ranked 4th,
2nd, 3rd, 2nd and 2nd out of 10 funds for the one-, three-, five-, ten- and fifteen- year periods ending September 30, 2004. The Board also stated that they were pleased with management's efforts to control Fund expenses, and recognized that the management fees were a significant factor in maintaining a low expense ratio.  The Board did not consider in this review the profitability of the Adviser as the management fees and other expenses of the Fund were low compared to the category average and the peer group, therefore benefiting the shareholders.

Information on Proxy Voting
(unaudited)
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-227-5987 (toll-free) or 414-272-6133.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the period from July 1, 2003 to June 30, 2004 is also available on the Fund's website, www.nicholasfunds.com, and the SEC's website, www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)
------------------------------------------------------------------------------
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the
operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Nicholas Funds Services Offered
(unaudited)
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP

*     Coverdell Education Accounts

*     Self-employed Master Retirement Plan
      * Profit Sharing   * Money Purchase

*     Automatic Investment Plan

*     Direct Deposit of Dividend and Capital Gain Distributions

*     Systematic Withdrawal Plan with Direct Deposit

*     Monthly Automatic Exchange between Funds

*     Telephone Redemption

*     Telephone Exchange

*     24-hour Automated Account Information (1-800-544-6547)

*     24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds
(1-800-544-6547).

                            Directors and Officers

                   DAVID O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                 ALBERT O. NICHOLAS, Executive Vice President

                  DAVID L. JOHNSON, Executive Vice President

                  THOMAS J. SAEGER, Executive Vice President

              JEFFREY T. MAY, Senior Vice President, Secretary,
                    Treasurer and Chief Compliance Officer

                    LYNN S. NICHOLAS, Senior Vice President

                  LAWRENCE J. PAVELEC, Senior Vice President

                         MARK J. GIESE, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                   Custodian
                                U.S. BANK N.A.
                               Cincinnati, Ohio

                 Independent Registered Public Accounting Firm
                               ERNST & YOUNG LLP
                               Chicago, Illinois

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                               SEMIANNUAL REPORT

                               NICHOLAS II, INC.

700 North Water Street
Milwaukee, WI 53202
www.nicholasfunds.com

March 31, 2005

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 05/26/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 05/26/2005

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 05/26/2005